ADDITIONAL SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
ADDITIONAL SEGMENT INFORMATION
ADDITIONAL SEGMENT INFORMATION

27.ADDITIONAL SEGMENT INFORMATION

	December 31, 2025
	Mining projects	Battery Material	Corporate	Total
		Plant project
Total property, plant and equipment	77,990	5,279	2,157	85,426
Total liabilities	5,790	3,392	85,414	94,596

	December 31, 2024
	Mining projects	Battery Material	Corporate	Total
		Plant project
Total property, plant and equipment	62,740	12,880	2,046	77,666
Total liabilities	7,222	6,726	36,495	50,443